SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Inventory			$ 3,313,817	$ 2,729,300
Consulting and services			497,250	632,991
Other			23,184	39,659
Cost of sales	$ 1,249,313	$ 1,123,942	$ 3,834,251	$ 3,401,950